SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Revenue from nonmonetary transactions	$ 1,699	$ 656	$ 1,287
Sales related tax, percentage of total revenue	8.50%
VAT rate	6.00%
VAT, gross revenue	19,279	21,524	8,785
Agency fee reversal	1,433	3,329	6,407
Advertising expenses	2,309	1,039	767
Government subsidies	$ 817	$ 1,395	$ 210
Revenues [Member] | Customer A [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage	0.50%	6.70%	11.20%
Accounts Receivable [Member] | Customer B [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage	7.20%	10.40%
Minimum [Member]
Significant Accounting Policies [Line Items]
VAT rate	3.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
VAT rate	6.00%
Concession Fees [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Concession Fees [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years